Segment Information - Company by Segment and Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Statistics [Line Items]
Segment Reporting, Net Sales	$ 1,831	$ 1,913	$ 1,945	$ 1,806	$ 1,657	$ 1,896	$ 1,933	$ 1,684	$ 7,495	$ 7,170	$ 7,183
Operating profit (loss), as reported									302	(215)	(466)
General corporate expense, net									(126)	(118)	(110)
Charge for litigation settlements, net	3	1	75	(2)	3	1	5		77	9
Gain from sales of fixed assets, net									8
Other income (expense), net									(229)	(177)	(279)
Income (loss) from continuing operations before income taxes									73	(392)	(745)
Segment Reporting, Assets	5,659				5,716				5,659	5,716	6,279
Corporate assets	1,013				1,339				1,013	1,339	1,596
Assets held for sale	203				242				203	242	265
Total Assets	6,875				7,297				6,875	7,297	8,140
Unallocated amounts, principally related to corporate assets, Property Additions									2	6	4
Payments Additions									117	139	134
Depreciation and Amortization									203	245	261
Unallocated amounts, principally related to corporate assets, Depreciation and Amortization									11	16	20
Cabinets and Related Products [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									939	934	1,161
Operating profit (loss), as reported									(89)	(126)	(253)
Segment Reporting, Assets	700				792				700	792	843
Segment Reporting, Property Additions									15	14	32
Depreciation and Amortization									57	66	101
Plumbing Products [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									2,955	2,913	2,692
Operating profit (loss), as reported									307	322	331
Segment Reporting, Assets	2,012				1,959				2,012	1,959	1,866
Segment Reporting, Property Additions									67	85	65
Depreciation and Amortization									69	68	63
Installation and Other Services [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									1,209	1,077	1,041
Operating profit (loss), as reported									(19)	(79)	(798)
Segment Reporting, Assets	1,444				1,427				1,444	1,427	1,537
Segment Reporting, Property Additions									11	9	6
Depreciation and Amortization									30	32	33
Decorative Architectural Products [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									1,818	1,670	1,693
Operating profit (loss), as reported									329	196	345
Segment Reporting, Assets	799				770				799	770	851
Segment Reporting, Property Additions									11	8	9
Depreciation and Amortization									15	15	18
Other Specialty Products [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									574	576	596
Operating profit (loss), as reported									(31)	(401)	19
Segment Reporting, Assets	704				768				704	768	1,182
Segment Reporting, Property Additions									11	17	18
Depreciation and Amortization									21	48	26
Total [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									7,495	7,170	7,183
Operating profit (loss), as reported									302	(215)	(466)
Segment Reporting, Assets	5,659				5,716				5,659	5,716	6,279
Segment Reporting, Property Additions									115	133	130
Depreciation and Amortization									192	229	241
North America [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									6,046	5,669	5,823
Operating profit (loss), as reported									360	(259)	(507)
Segment Reporting, Assets	4,363				4,441				4,363	4,441	5,063
International, Principally Europe [Member]
Operating Statistics [Line Items]
Segment Reporting, Net Sales									1,499	1,501	1,360
Operating profit (loss), as reported									137	171	151
Segment Reporting, Assets	$ 1,296				$ 1,275				$ 1,296	$ 1,275	$ 1,216